UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Greater China Opportunities Fund

4.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies located in China, Hong Kong, or Taiwan.

Over the last six months

* The Fund posted a strong double-digit gain during the period, beating its peer group but trailing its benchmark index.

* The Chinese economy continued its red-hot growth, expanding at an annualized rate of 10.2% in the first quarter of 2006.

* Given the prospects for further appreciation of the yuan versus the U.S. dollar and the Chinese government’s commitment to developing domestic markets, we continued to favor domestic stocks over exporters.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
8.8%	PetroChina Co., Ltd.
8.0%	China Mobile (Hong Kong) Ltd.
6.0%	China Life Insurance Co., Ltd.
4.1%	China Construction Bank
3.6%	CNOOC Ltd.
3.3%	China Petroleum & Chemical Corp.
3.1%	HSBC Holdings Plc
3.0%	iShares MSCI Taiwan Index Fund
2.3%	Bank of East Asia Ltd.
2.3%	Denway Motors Ltd.
As a percentage of net assets on April 30, 2006.

1

MANAGERS’
REPORT

BY PAULINE DAN, CFA, AND SETON LOR, FOR THE MFC GLOBAL INVESTMENT
MANAGEMENT (U.S.A.) LIMITED’S PORTFOLIO MANAGEMENT TEAM

JOHN HANCOCK

Greater China Opportunities Fund

Stocks in the Greater China region posted exceptionally strong gains for the six-month reporting period. In part, the gains were driven by continued robust economic growth in China, where GDP (gross domestic product) for 2005 expanded at a 9.8% pace. For the first quarter of 2006, GDP growth accelerated slightly to a 10.2% rate on an annualized basis. The rally began in December, when the Chinese government unveiled its 11th five-year economic plan — subsequently adopted in March 2006 — which included initiatives aimed at increasing domestic consumption, reducing reliance on fossil fuels and narrowing the income gap between rural and urban areas.

“Stocks in the Greater China
region posted exceptionally
strong gains for the six-month
reporting period.”

Another significant development was Chinese President Hu Jintao’s visit to the United States in April. Hu used the opportunity to announce a series of reforms, including the gradual appreciation of China’s currency, the yuan, against the U.S. dollar. Further, he said that China will allow domestic financial institutions to invest overseas. All of these factors helped to fuel a strong flow of investment capital into the region’s stocks during the period.

On the interest rate front, the People’s Bank of China boosted its one-year benchmark lending rate by 0.27% to 5.85% near the end of April. Chinese stocks responded by selling off briefly but then resumed their upward march.

Looking at performance

For the six months ending April 30, 2006, John Hancock Greater China Opportunities Fund’s Class A, Class B, Class C and Class I shares returned 37.85%, 37.47%, 37.37% and 38.27%, respectively, at net asset value. By comparison, the average Pacific/Asia ex-Japan fund monitored by Morningstar, Inc. returned 36.14%, 1 while the

2

Morgan Stanley Capital International (MSCI) China Free Index finished with a 41.17% return. Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

The Fund maintained a defensive posture early in the period, as we were cautious in advance of learning the details of the five-year plan. Following that announcement, we shifted to a more aggressive position. However, strong flows of capital into the Fund made it difficult to stay fully invested, exerting a drag on performance given the exceptionally strong market.

Consumer discretionary and industrials picks shine

The Fund was aided by favorable stock picking in the consumer discretionary and industrials sectors. In the former, we tried to position the Fund in stocks that might benefit from China’s growing middle class, which has money to spend on automobiles, consumer electronics, apparel and other discretionary items. China Resources Enterprise Ltd. was one holding in the sector that performed well. The company owns a supermarket chain, a meat processing division and a beer company. Another meat processor, China Yurun Food Group Ltd., also posted strong gains, and we sold the stock to lock in profits.

“The Fund was aided by
favorable stock picking in the
consumer discretionary and
industrials sectors.”

In the industrials sector, we focused on companies with a technological edge and progressive management teams. One example was Shanghai Electric Group Co., Ltd., an industrial conglomerate that might be compared with General Electric in the United States. The company’s power-generating business experienced strong earnings growth, responding to the robust demand in that industry resulting from China’s growing infrastructure. Automaker Geely Automobile Holdings Ltd. also outperformed. One of the leading small-car manufacturers in China, Geely continued to improve its designs and production process while keeping costs low.

Materials was the sector with the highest absolute return, as the market value of the Fund’s holdings there more than doubled

3

Sector
distribution[2]

Financials	29%

Energy	17%

Telecommunication
service	12%

Industrials	10%

Consumer
discretionary	6%

Materials	5%

Information
technology	5%

Utilities	1%

Consumer
staples	1%

during the period. However, compared with the MSCI China Free Index, the benefit of favorable stock picking was more than offset by our decision to underweight the sector. Nevertheless, one stock in the group worthy of mention was Sino-Forest Corp., a forest management company that saw its profits and share price climb sharply because of healthy demand for wood from the furniture and paper-goods industries.

Telecommunication services, consumer staples lag

Conversely, the Fund’s results suffered from our stock selection in telecommunication services. In particular, China Telecom Corp. Ltd. — a fixed-line operator — failed to keep pace with the overall market. In the consumer staples sector, Lianhua Supermarkets Holdings Ltd. disappointed us. Profit margins suffered temporarily due to the company’s aggressive expansion initiatives, but we thought that problem would correct itself over time. Meanwhile, industrials holding Sinotrans Ltd. held back our performance. The freight carrier, which can be compared with United States carrier FedEx, was hurt by competition from smaller rivals.

Outlook

While we continue to be positive about the longer-term prospects for the region’s stock markets, we are cautious about the short-term outlook. The markets have recently had strong runs, and some consolidation of share prices might be needed before they can advance further. Additionally, valuations have risen to levels at which investors could be more sensitive to earnings disappointments. Consequently, we believe stock selection will play an even more important role over the near term for investors seeking competitive

4

“The markets have recently had
strong runs, and some consolidation
of share prices might be needed
before they can advance further.”

performance. Another risk factor is the U.S. stock market because we feel that investors there have underestimated the potential for further interest rate hikes after the Federal Reserve Board’s May 10 meeting. Given the Chinese government’s commitment to increasing domestic consumption, along with the likelihood of further adjustments to the yuan/U.S. dollar relationship, we are inclined to continue favoring companies driven by domestic demand rather than exporters. The export market has been the primary engine of growth for China in the past, but its export/import imbalance has created a huge stockpile of U.S. dollar reserves, putting pressure on China to revalue its currency and alleviate the growing U.S. current account deficit. We therefore believe that China’s attempt to develop its domestic markets and create a more balanced approach to economic growth is an important, long term trend. As always, we will employ a combination of top-down analysis and careful bottom-up research in our attempts to find the region’s most competitive companies.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any spe-cific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

5

A LOOK AT
PERFORMANCE
For the period ended
April 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	6-8-05	6-8-05	6-8-05	6-8-05

Cumulative total returns with maximum sales charge (POP)

Six months	30.96	32.47	36.37	38.27

Since inception	34.10	35.36	39.26	41.86

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI China Free Index.

	Class B	Class C	Class I1
Period beginning	6-8-05	6-8-05	6-8-05

Without sales charge	$14,036	$14,026	$14,186

With maximum sales charge	13,536	13,926	14,186

Index	14,875	14,875	14,875

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI China Free Index is an unmanaged market capitalization-weighted index of Chinese companies available to non-domestic investors.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,378.50	$11.65
Class B	1,374.70	15.79
Class C	1,373.70	15.79
Class I	1,382.70	8.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,015.00	$9.87
Class B	1,011.50	13.38
Class C	1,011.50	13.38
Class I	1,017.61	7.24

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.98%, 2.68%, 2.68% and 1.45% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
April 30, 2006
(unaudited)

This schedule consists of one main category: common stocks.

Common stocks are further broken down by industry group.

Issuer	Shares	Value

Common stocks 86.36%		$47,467,613
(Cost $41,201,989)
Air Freight & Logistics 0.56%		310,499

Sinotrans Ltd. (China)	900,000	310,499
Airlines 1.78%		981,215

China National Aviation Co., Ltd. (Hong Kong)	1,900,000	470,488

China Southern Airlines Co., Ltd. (China)	2,000,000	510,727
Airport Services 0.14%		74,288

Beijing Capital International Airport Co., Ltd. (China)	128,000	74,288
Aluminum 0.77%		421,066

Aluminum Corp. of China Ltd. (China)	424,000	421,066
Apparel, Accessories & Luxury Goods 1.26%		694,099

Bauhaus International Holdings Ltd. (Hong Kong)	470,000	56,980

China Ting Group Holdings Ltd. (Hong Kong) (I)	1,000,000	280,513

Glorious Sun Enterprises Ltd. (Hong Kong)	700,000	356,606
Asset Management & Custody Banks 2.95%		1,619,280

iShares MSCI Taiwan Index Fund (Taiwan)	117,000	1,619,280
Automobile Manufacturers 2.52%		1,387,249

Denway Motors Ltd. (Hong Kong)	3,070,000	1,237,320

Geely Automobile Holdings Ltd. (Hong Kong)	1,250,000	149,929
Coal & Consumable Fuels 1.32%		724,820

China Shenhua Energy Co., Ltd. (China) (I)	400,000	724,820
Commodity Chemicals 0.49%		266,971

Sinopec Shanghai Petrochemical Co., Ltd. (China)	450,000	266,971
Computer Storage & Peripherals 0.98%		537,347

TPV Technology Ltd. (Hong Kong)	496,000	537,347
Construction Materials 0.94%		518,466

Anhui Conch Cement Co., Ltd. (China)	300,000	518,466

See notes to financial statements.

10

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Consumer Electronics 0.80%		$440,804

Fujikon Industrial Holdings Ltd. (Hong Kong)	1,818,000	440,804
Distributors 0.78%		428,185

China Resources Enterprise Ltd. (Hong Kong)	200,000	428,185
Diversified Banks 12.21%		6,711,072

Bank of Communications Ltd. (China) (I)(S)	1,810,000	1,102,997

Bank of East Asia Ltd. (The) (Hong Kong)	300,000	1,253,603

China Construction Bank (China) (I)(S)	5,108,000	2,206,935

CITIC International Financial Holdings Ltd. (Hong Kong)	750,000	442,534

HSBC Holdings Plc (United Kingdom)	100,000	1,705,003
Diversified Metals & Mining 1.26%		691,042

China Rare Earth Holdings Ltd. (China)	994,000	224,346

Jiangxi Copper Co., Ltd. (China)	444,000	466,696
Diversified REIT’s 1.92%		1,054,774

GZI Real Estate Investment Trust (Hong Kong) (I)	1,082,000	443,062

Guangzhou Investment Co., Ltd. (Hong Kong)	3,060,000	611,712
Electrical Components & Equipment 0.49%		267,229

China Solar Energy Holdings Ltd. (Hong Kong)	2,800,000	267,229
Electronic Equipment Manufacturers 2.90%		1,595,252

Au Optronics Corp., American Depositary Receipt (Taiwan)	50,000	821,500

GST Holdings Ltd. (Hong Kong)	1,100,000	425,606

Kingboard Chemical Holdings Ltd. (Hong Kong)	132,000	348,146
Fertilizers & Agricultural Chemicals 0.53%		289,412

Sinochem Hong Kong Holding Ltd. (Hong Kong)	680,000	289,412
Footwear 0.52%		285,607

Prime Success International Group Ltd. (Hong Kong)	430,000	285,607
Forest Products 0.88%		484,292

Sino-Forest Corp. (Canada) (I)	90,900	484,292
Gas Utilities 0.45%		248,980

Xinao Gas Holdings Ltd. (China)	270,000	248,980
Heavy Electrical Equipment 2.16%		1,186,861

Harbin Power Equipment Co., Ltd. (China)	1,050,000	954,712

Shanghai Electric Group Co., Ltd. (China) (I)	600,000	232,149
Highways & Railtracks 0.65%		357,058

Anhui Expressway Co., Ltd. (China)	490,000	357,058

See notes to financial statements.

11

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Home Furnishings 0.41%		$224,410

Kasen International Holdings Ltd. (China) (I)	725,000	224,410
Hypermarkets & Super Centers 0.75%		410,852

Lianhua Supermarket Holdings Ltd. (China)	352,000	410,852
Independent Power Producers & Energy Traders 1.12%		616,999

China Resources Power Holdings Co., Ltd. (Hong Kong)	730,000	546,065

Datang International Power Generation Co., Ltd. (China)	100,000	70,934
Industrial Conglomerates 1.66%		910,797

Beijing Enterprises Holdings Ltd. (Hong Kong)	120,000	263,102

Citic Pacific Ltd. (Hong Kong)	180,000	647,695
Industrial Machinery 0.39%		215,589

Enric Energy Equipment Holdings Ltd. (Hong Kong) (I)	336,000	215,589
Integrated Oil & Gas 11.93%		6,557,911

China Petroleum & Chemical Corp. (China)	2,790,000	1,772,165

PetroChina Co., Ltd. (China)	4,340,000	4,785,746
Integrated Telecommunication Services 4.20%		2,308,274

China Netcom Group Corp. (Hong Kong) Ltd. (Hong Kong)	597,000	1,089,493

China Telecom Corp. Ltd. (China)	3,500,000	1,218,781
IT Consulting & Other Services 0.66%		363,700

SinoCom Software Group Ltd. (China)	300,000	363,700
Life & Health Insurance 5.92%		3,254,822

China Life Insurance Co., Ltd. (China) (I)	2,415,000	3,254,822
Marine 0.99%		544,325

China COSCO Holdings Co., Ltd. (China) (I)	400,000	207,644

China Shipping Development Co., Ltd. (China)	230,000	176,498

Pacific Basin Shipping Ltd. (Hong Kong)	360,000	160,183
Marine Ports & Services 0.81%		443,469

China Merchants Holdings International Co., Ltd. (Hong Kong)	130,000	443,469
Oil & Gas Drilling 0.49%		270,163

China Oilfield Services Ltd. (China)	490,000	270,163
Oil & Gas Exploration & Production 3.61%		1,985,355

CNOOC Ltd. (Hong Kong)	2,463,000	1,985,355
Railroads 0.55%		303,115

Guangshen Railway Co., Ltd. (China)	790,000	303,115

See notes to financial statements.

12

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Real Estate Management & Development 5.18%		$2,844,582

Beijing North Star Co., Ltd. (China)	900,000	249,560

Cheung Kong Holdings Ltd. (Hong Kong)	106,000	1,194,160

China Overseas Land & Investment Ltd. (Hong Kong)	1,000,000	638,409

China Resources Land Ltd. (Hong Kong)	720,000	487,512

Coastal Greenland Ltd. (Hong Kong) (I)	3,230,000	274,941
Semiconductors 0.13%		74,177

Advanced Semiconductor Manufacturing Corp. (China) (I)	298,000	74,177
Wireless Telecommunication Services 8.30%		4,563,205

China Mobile (Hong Kong) Ltd. (Hong Kong)	745,000	4,333,378

China Unicom Ltd. (Hong Kong)	270,000	229,827

Total investments 86.36%		$47,467,613

Other assets and liabilities, net 13.64%		$7,497,677

Total net assets 100.00%		$54,965,290

(I) Non-income-producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,309,932 or 6.02% of the Fund’s net assets as of April 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
April 30, 2006
(unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $41,201,989)	$47,467,613
Cash	4,405,026
Foreign cash, at value (cost $1,193,532)	1,194,095
Receivable for investments sold	676,663
Receivable for shares sold	1,696,477
Dividends receivable	199,563
Total assets	55,639,437

Liabilities
Payable for investments purchased	516,569
Payable for shares repurchased	77,926
Payable to affiliates
Management fees	40,282
Distribution and service fees	3,487
Other	18,055
Other payables and accrued expenses	17,828
Total liabilities	674,147

Net assets
Capital paid-in	47,129,648
Accumulated net realized gain on investments
and foreign currency transactions	1,569,219
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies	6,266,273
Accumulated net investment income	150
Net assets	$54,965,290

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($40,784,784 ÷ 2,897,992 shares)	$14.07
Class B ($8,362,940 ÷ 597,965 shares)	$13.99
Class C ($5,518,129 ÷ 394,659 shares)	$13.98
Class I ($299,437 ÷ 21,178 shares)	$14.14

Maximum offering price per share
Class A1 ($14.07 ÷ 95%)	$14.81

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L  S TAT E M E N T S

OPERATIONS

For the period ended
April 30, 2006
(unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$256,649
Interest	3,691
Total investment income	260,340

Expenses
Investment management fees	139,950
Class A distribution and service fees	32,992
Class B distribution and service fees	16,660
Class C distribution and service fees	12,497
Class A, B and C transfer agent fees	38,947
Class I transfer agent fees	41
Registration and filing fees	34,805
Custodian fees	17,928
Miscellaneous	13,161
Professional fees	11,567
Printing	8,602
Accounting and legal services fees	3,064
Trustees’ fees	590
Compliance fees	381
Total expenses	331,185
Less expense reductions	(34,118)
Net expenses	297,067
Net investment loss	(36,727)

Net realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	1,592,132
Foreign currency transactions	(4,002)
Change in net unrealized appreciation (depreciation) of
Investments	6,633,688
Translation of assets and liabilities in foreign currencies	1,419
Net realized and unrealized gain	8,223,237
Increase in net assets from operations	$8,186,510

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

15

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment income (loss)	$26,526	($36,727)
Net realized gain	38,512	1,588,130
Change in net unrealized
appreciation (depreciation)	(368,834)	6,635,107
Increase (decrease) in net assets
resulting from operations	(303,796)	8,186,510
Distributions to shareholders
From net realized gain
Class A	—	(44,190)
Class B	—	(5,067)
Class C	—	(4,308)
Class I	—	(351)
	—	(53,916)
From Fund share transactions	15,402,390	31,734,102

Net assets
Beginning of period	—	15,098,594
End of period[2]	$15,098,594	$54,965,290

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[2] Includes accumulated net investment income of $36,877 and $150, respectively.

See notes to financial statements.

16

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-05[1]	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.24
Net investment income (loss)[3]	0.03	(0.01)
Net realized and unrealized
gain on investments	0.21	3.88
Total from
investment operations	0.24	3.87
Less distributions
From net realized gain	—	(0.04)
Net asset value,
end of period	$10.24	$14.07
Total return[4,5] (%)	2.40[6]	37.85[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$12	$41
Ratio of expenses
to average net assets (%)	1.93[7]	1.98[7]
Ratio of gross expenses
to average net assets[8] (%)	4.44[7]	2.22[7]
Ratio of net investment income
(loss) to average net assets	0.68[7]	(0.17)[7]
Portfolio turnover (%)	28	53

See notes to financial statements.

17

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-05[1]	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.21
Net investment income (loss)[3]	0.02	(0.03)
Net realized and unrealized
gain on investments	0.19	3.85
Total from
investment operations	0.21	3.82
Less distributions
From net realized gain	—	(0.04)
Net asset value,
end of period	$10.21	$13.99
Total return[4,5] (%)	2.10[6]	37.47[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$8
Ratio of expenses
to average net assets (%)	2.63[7]	2.68[7]
Ratio of gross expenses
to average net assets[8] (%)	5.14[7]	2.92[7]
Ratio of net investment income
(loss) to average net assets	0.43[7]	(0.55)[7]
Portfolio turnover (%)	28	53

See notes to financial statements.

18

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-05[1]	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.21
Net investment income (loss)[3]	0.03	(0.04)
Net realized and unrealized
gain on investments	0.18	3.85
Total from
investment operations	0.21	3.81
Less distributions
From net realized gain	—	(0.04)
Net asset value,
end of period	$10.21	$13.98
Total return[4,5] (%)	2.10[6]	37.37[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$6
Ratio of expenses
to average net assets (%)	2.62[7]	2.68[7]
Ratio of gross expenses
to average net assets[8] (%)	5.13[7]	2.92[7]
Ratio of net investment income (loss)
to average net assets	0.61[7]	(0.70)[7]
Portfolio turnover (%)	28	53

See notes to financial statements.

19

F I N A N C I A L  H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-05[1]	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.26
Net investment income[3]	0.03	0.02
Net realized and unrealized
gain on investments	0.23	3.90
Total from
investment operations	0.26	3.92
Less distributions
From net realized gain	—	(0.04)
Net asset value, end of period	$10.26	$14.14
Total return[4,5] (%)	2.60[6]	38.27[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of expenses
to average net assets (%)	1.45[7]	1.45[7]
Ratio of gross expenses
to average net assets[8] (%)	3.96[7]	1.69[7]
Ratio of net investment income
to average net assets	0.76[7]	0.35[7]
Portfolio turnover (%)	28	53

1 Period from beginning of operations on 6-9-05 through 10-31-05.

2 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to financial statements.

20

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Greater China Opportunities (the “Fund”) is a non-diversified series of John Hancock Investment Trust III (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

21

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable

22

foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of coun-terparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, at an annual rate of 1.00% of the Fund’s average daily net asset value. The Fund has a sub-advisory agreement with MFC Global Investment Management (U.S.A.) Limited, an affiliate of John Hancock Financial Services, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s expenses, excluding distribution and service fees and transfer agent fees to 1.40% on an annual basis of the Fund’s average daily net asset value, at least until February 28, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $34,118 for the period

23

ended April 30, 2006. The Adviser reserves the right to terminate these limitations in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $364,711 with regard to sales of Class A shares. Of this amount, $58,215 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $304,716 was paid as sales commissions to unrelated broker-dealers and $1,780 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $2,006 for Class B shares and $627 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.40% of each class’s average daily net asset value, at least until February 28, 2007. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affiliates

24

to perform necessary tax, accounting and legal services for the Fund. The compensa tion for the period amounted to $3,064. The Fund also paid the Adviser the amount of $578 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 470,000 Class A, 10,000 Class B, 10,000 Class C and 10, 000 Class I shares of beneficial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds,  as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C

Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Period ended 10-31-05[1]		Period ended 4-30-06[2]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,235,094	$12,852,805	1,811,931	$23,509,433
Distributions reinvested	—	—	2,330	24,951
Repurchased	(19,657)	(208,796)	(131,706)	(1,670,766)
Net increase	1,215,437	$12,644,009	1,682,555	$21,863,618

Class B shares
Sold	140,806	$1,500,503	483,566	$6,319,075
Distributions reinvested	—	—	424	4,525
Repurchased	(7,545)	(79,732)	(19,286)	(235,050)
Net increase	133,261	$1,420,771	464,704	$6,088,550

Class C shares
Sold	116,695	$1,239,980	290,622	$3,778,406
Distributions reinvested	—	—	285	3,039
Repurchased	(212)	(2,370)	(12,731)	(148,116)
Net increase	116,483	$1,237,610	278,176	$3,633,329

Class I shares
Sold	10,000	$100,000	11,178	$148,605
Net increase	10,000	$100,000	11,178	$148,605

Net increase	1,475,181	$15,402,390	2,436,613	$31,734,102

[1] Beginning of operations from 6-9-05 through 10-31-05.
[2] Semiannual period from 11-1-05 through 4-30-06. Unaudited.

25

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $40,198,480 and $13,773,952, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $41,224,948. Gross unrealized appreciation and depreciation of investments aggregated $6,745,269 and $502,604 respectively, resulting in net unrealized appreciation of $6,242,665. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

26

OUR FAMILY
OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

27

ELECTRONIC
DELIVERY
Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you’ll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at

www.jhfunds.com/edelivery

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
Ronald R. Dion, Chairman	Vice President and	John Hancock Funds, LLC
James R. Boyle†	Chief Compliance Officer	601 Congress Street
James F. Carlin	John G. Vrysen	Boston, MA 02210-2805
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Custodian
Charles L. Ladner*		The Bank of New York
Dr. John A. Moore*	Investment adviser	One Wall Street
Patti McGill Peterson*	John Hancock Advisers, LLC	New York, NY 10286
Steven R. Pruchansky	601 Congress Street
*Members of the Audit Committee	Boston, MA 02210-2805	Transfer agent
†Non-Independent Trustee		John Hancock Signature
	Subadviser	Services, Inc.
	MFC Global Investment	1 John Hancock Way,
Officers	Management (U.S.A.) Limited	Suite 1000
Keith F. Hartstein	200 Bloor Street East	Boston, MA 02217-1000
President and	Toronto, Ontario, Canada
Chief Executive Officer	M4W 1E5	Legal counsel
William H. King		Wilmer Cutler Pickering
Vice President and Treasurer		Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfundscom

Now available: electronic delivery
www.jhfundscom/edelivery

This report is for the information of
the shareholders of John Hancock
Greater China Opportunities Fund.

080SA 4/06
6/06

JOHN HANCOCK

Mid Cap Growth Fund

4.30.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

For more information
page 25

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term capital appreciation by investing at least 80% of its assets in stocks of medium-capitalization companies (in the capitalization range of the Russell Midcap Growth Index) with above-average earnings growth.

Over the last six months

*	Stocks moved higher, buoyed by economic strength and positive corporate earnings growth.

*	Mid-cap stocks posted strong returns, beating their large-cap peers but modestly trailing small-cap stocks.

*	Strong stock picking, especially in the technology, consumer discretionary and industrial sectors, drove Fund performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.9%	Sotheby’s Holdings, Inc. (Class A)
5.0%	Rockwell Automation, Inc.
5.0%	Jarden Corp.
4.4%	Comverse Technology, Inc.
4.3%	MEMC Electronic Materials, Inc.
3.9%	Owens-Illinois, Inc.
3.8%	Varian Semiconductor Equipment Associates, Inc.
3.8%	Gen-Probe, Inc.
3.4%	Abercrombie & Fitch Co. (Class A)
3.4%	Advance Auto Parts, Inc.
As a percentage of net assets on April 30, 2006.

1

BY THOMAS P. NORTON, CFA, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGER’S REPORT

JOHN HANCOCK

Mid Cap Growth Fund

Stocks gained ground during the six months ended April 30, 2006, amid favorable market conditions. Economic growth was strong and much better than expected, which bolstered earnings growth at many companies. In addition, corporate balance sheets were solid, while stock valuations stayed at reasonable or attractive levels. Although interest rates continued to climb, they remained at relatively low levels by historical standards. In addition, a warmer-than-expected winter kept energy prices from rising as much as originally feared. During this six-month period, the Russell Midcap Growth Index returned 15.18%, beating the 9.64% return of the larger-cap Standard & Poor’s 500 Index, but modestly trailing small-cap stock returns. Growth stocks lagged value stocks by a small margin.

“Stocks gained ground during the six months ended April 30, 2006, amid favorable market conditions.”

Performance and strategy review

John Hancock Mid Cap Growth Fund’s Class A, Class B, Class C and Class I shares returned 19.29%, 18.90%, 18.90% and 19.68%, respectively, at net asset value for the six-month period. These gains were ahead of the 16.08% average return for the Morningstar group of mid-cap growth funds over the same time.1 Keep in mind that your net asset valuereturn will be different from the Fund’s if you were not invested in the Fund for the entire period and did not reinvest all distributions. Long-term performance information can be found on pages six and seven.

The Fund remained diversified across industries with a concentration in stocks that we believed had the best earnings and revenue growth prospects. We focused on companies with market capitalizations between $3 billion and $10 billion that had above-average earnings growth potential, sustainable competitive advantages and improving returns on invested capital. Our bottom-up stock

2

selection process remained unchanged. We started with a quantitative screen, followed by our own research. Once we added a name to the portfolio, we monitored it closing by putting both a ceiling and floor on its stock price. When a name hit one of these targets, we re-evaluated and decided whether to shift our price range. Our findings also helped determine whether we would stay put, add, trim or exit a particular position.

“Positive stock selection, particu- larly in the technology, consumer discretionary and industrials sectors, drove performance.”

Winners in technology and consumer

Positive stock selection, particularly in the technology, consumer discretionary and industrials sectors, drove performance. As we found good businesses in the technology and consumer discretionary sectors whose stocks were selling at attractive valuations, we boosted our overweighted stakes in both. Tech holdings Redback Networks, Inc. and MEMC Electronic Materials, Inc. were especially strong contributors to performance. Redback, which makes routers that improve the efficiency of wireline and wireless networks, benefited as the company gained a competitive edge from improving its products and entering a lucrative contract with BellSouth. MEMC Electronics sells polysilica, the raw material used to make the wafers on which semiconductors are imprinted. It also manufactures and sells wafers. The stock benefited as industry supply constraints led to improved pricing for wafers. In addition, the company announced its intention to bolster revenues by selling finished wafers rather than raw polysilica to solar panel companies. In consumer discretionary, our focus remained on companies that were less vulnerable to a slowdown in consumer spending. Art auctioneer Sotheby’s Holdings, Inc. was a standout, benefiting from a restructuring of its cost structure as well as continued strong demand for its services.

Additional gains from industrials and health care

Industrial stocks were a smaller weight in the portfolio than in the Russell index, but returns were quite strong. Rockwell Automation, Inc., a company that makes automation equipment for factories, was the biggest standout. It rallied nicely amid strong

3

Sector
distribution[2]

Consumer
discretionary	32%

Information
technology	24%

Energy	14%

Health care	10%

Materials	9%

Industrials	7%

Financials	2%

demand for its products and services. Monster Worldwide, the online search firm, also had a sizable run-up. We took profits and sold our position. Certain health care stocks, including Cephalon, Inc. and Gen-Probe, Inc., were also top contributors to performance. Cephalon is a biotechnology company that specializes in drugs for sleep and neurological disorders, as well as cancer and pain. The stock climbed as the company moved closer to gaining regulatory approval for some of its new products. Gen-Probe rallied as the Red Cross began adopting the company’s new blood testing equipment. In addition, the stock moved up after the company indicated its decision to develop on-site testing equipment for industrial applications, such as food plants.

Modestly disappointing stock selection

No one sector was a significant disappointment, although returns from the energy, materials and health care sectors were slightly behind those in the index. We maintained overweights in energy and materials — sectors that continued to rally as commodity prices rose. However, we did not own some of the biggest gainers in either sector, which cost the Fund some ground. In the health care sector, where the Fund had an underweight, Rigel Pharmaceutical and Taro Pharmaceutical were sizable disappointments. Rigel had negative results from clinical tests for a new allergy drug, and Taro Pharmaceutical suffered when large distributors decided to cut their inventories. We sold both names. In addition, a few technology stocks fell short of expectations, including Comverse Technology, Inc., which makes voice mail software. Although Comverse’s business remained strong, worries about an internal investigation of the company’s options-granting practices pressured the stock.

4

“We believe the market could generate average or above-average returns in the coming year amid slower but relatively stable economic growth.”

Cautiously optimistic outlook

We believe the market could generate average or above-average returns in the coming year amid slower but relatively stable economic growth. Many companies have strong earnings growth prospects that could help drive up valuations. In addition, the Federal Reserve appears closer to the end of its interest rate hikes, which bodes well for stocks. We think mid-cap stocks could benefit from being in the sweet spot of growth. In a rising market, they often have stronger upside than large-cap stocks; in a declining market,they tend to have more limited downside than small-cap stocks. We plan to focus on mid-cap stocks with accelerating returns or those on the cusp of an acceleration. We expect to tilt the portfolio toward companies that serve other businesses rather than those that serve the consumer. We may also seek out companies with greater exposure to non-U.S. markets.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

5

A LOOK AT PERFORMANCE For the period ended April 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	11-1-93	11-1-93	6-1-98	3-1-02

Average annual returns with maximum sales charge (POP)
One year	32.64%	33.58%	37.58%	40.52%

Five years	0.91	0.88	1.26	—

Ten years	3.27	3.20	—	—

Since inception	—	—	2.03	9.39

Cumulative total returns with maximum sales charge (POP)
Six months	13.30	13.90	17.90	19.68

One year	32.64	33.58	37.58	40.52

Five years	4.64	4.46	6.46	—

Ten years	37.91	37.05	—	—

Since inception	—	—	17.23	45.34

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I2
Period beginning	4-30-96	6-1-98	3-1-02

Mid Cap Growth Fund	$13,705	$11,723	$14,534

Index 1	23,544	13,568	12,461

Index 2	23,494	16,920	15,421

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell Midcap Growth Index — Index 2 — is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,192.90	$9.10
Class B	1,189.00	12.92
Class C	1,189.00	12.92
Class I	1,196.80	5.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example, and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,016.50	$8.37
Class B	1,013.00	11.88
Class C	1,013.00	11.88
Class I	1,019.80	5.05

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.68%, 2.38%, 2.38% and 1.02% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on April 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.55%		$150,560,578
(Cost $115,591,986)
Apparel, Accessories & Luxury Goods 2.69%		4,160,520

Coach, Inc. (I)	126,000	4,160,520
Apparel Retail 6.43%		9,923,510

Abercrombie & Fitch Co. (Class A)	87,000	5,283,510

Urban Outfitters, Inc. (I)(L)	200,000	4,640,000
Asset Management & Custody Banks 2.08%		3,206,145

Affiliated Managers Group, Inc. (I)(L)	31,650	3,206,145
Auto Parts & Equipment 3.41%		5,268,820

Advance Auto Parts, Inc. (I)	131,000	5,268,820
Biotechnology 1.13%		1,739,990

Cephalon, Inc. (I)(L)	26,500	1,739,990
Broadcasting & Cable TV 3.16%		4,873,020

XM Satellite Radio Holdings, Inc. (Class A) (I)(L)	241,000	4,873,020
Communications Equipment 4.40%		6,795,000

Comverse Technology, Inc. (I)	300,000	6,795,000
Computer Storage & Peripherals 3.24%		4,994,400

QLogic Corp. (I)	240,000	4,994,400
Diversified Commercial Services 5.86%		9,049,483

Sotheby’s Holdings, Inc. (Class A) (I)(L)	301,750	9,049,483
Diversified Metals & Mining 2.70%		4,171,596

Phelps Dodge Corp.	48,400	4,171,596
Electrical Components & Equipment 5.00%		7,724,236

Rockwell Automation, Inc. (L)	106,600	7,724,236
Electronic Equipment Manufacturers 4.31%		6,658,400

MEMC Electronic Materials, Inc. (I)	164,000	6,658,400

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Electronic Manufacturing Services 2.24%		$3,462,312

Jabil Circuit, Inc. (I)	88,800	3,462,312
Health Care Services 2.84%		4,377,438

PDL BioPharma, Inc. (I)	152,100	4,377,438
Health Care Supplies 3.78%		5,828,230

Gen-Probe, Inc. (I)(L)	109,000	5,828,230
Hotels, Resorts & Cruise Lines 2.68%		4,131,360

Starwood Hotels & Resorts Worldwide, Inc. (L)	72,000	4,131,360
Internet Retail 3.25%		5,017,600

Redback Networks, Inc. (I)	224,000	5,017,600
Leisure Products 4.99%		7,701,000

Jarden Corp. (I)(L)	226,500	7,701,000
Metal & Glass Containers 6.14%		9,475,615

Crown Holdings, Inc. (I)	220,500	3,534,615

Owens-Illinois, Inc. (I)(L)	325,000	5,941,000
Oil & Gas Drilling 2.46%		3,797,790

ENSCO International, Inc.	71,000	3,797,790
Oil & Gas Equipment & Services 4.87%		7,514,350

BJ Services Co.	71,000	2,701,550

Grant Prideco, Inc. (I)	94,000	4,812,800
Oil & Gas Exploration & Production 8.46%		13,051,540

Chesapeake Energy Corp.	115,000	3,643,200

Pinnacle Gas Resources, Inc. (B)(S)	300,000	3,300,000

Rosetta Resources, Inc. (I)	104,150	2,096,540

Toreador Resources Corp. (I)	130,000	4,011,800
Pharmaceuticals 1.91%		2,950,270

Medicines Co. (The) (I)(L)	153,500	2,950,270
Semiconductor Equipment 9.52%		14,687,953

Broadcom Corp. (Class A) (I)(L)	98,850	4,063,723

Teradyne, Inc. (I)(L)	280,500	4,729,230

Varian Semiconductor Equipment Associates, Inc. (I)(L)	180,000	5,895,000

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 35.41%			$54,649,730
(Cost $54,649,730)
Joint Repurchase Agreement 2.68%			4,139,000

Investment in a joint repurchase agreement transaction
with Barclays — Dated 4-28-06, due 5-1-06 (Secured
by U.S. Treasury Inflation Indexed Bond 3.875%,
due 4-15-29 and U.S. Treasury Inflation Indexed
Note 2.375%, due 4-15-11)	4.710%	$4,139	4,139,000

		Shares
Cash Equivalents 32.73%			50,510,730

AIM Cash Investment Trust (T)		50,510,730	50,510,730

Total investments 132.96%			$205,210,308

Other assets and liabilities, net (32.96%)			($50,868,927)

Total net assets 100.00%			$154,341,381

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,300,000 or 2.14% of the Fund’s net assets as of April 30, 2006.

(T) Represents investment of securities lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L   S TAT E M E N T S

ASSETS AND LIABILITIES April 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes.
You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $170,241,716)
including $49,858,366 of securities loaned	$205,210,308
Cash	661
Receivable for shares sold	262,868
Interest receivable	1,625
Other assets	19,695
Total assets	205,495,157

Liabilities

Payable for shares repurchased	352,188
Payable upon receipt of securities loaned	50,510,730
Payable to affiliates
Management fees	101,236
Distribution and service fees	9,221
Other	110,096
Other payables and accrued expenses	70,305
Total liabilities	51,153,776

Net assets

Capital paid-in	190,081,468
Accumulated net realized loss on investments	(69,904,734)
Net unrealized appreciation of investments	34,968,592
Accumulated net investment loss	(803,945)
Net assets	$154,341,381

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($119,116,931 ÷ 10,355,976 shares)	$11.50
Class B ($27,829,549 ÷ 2,681,855 shares)	$10.38
Class C ($4,121,502 ÷ 397,077 shares)	$10.38
Class I ($3,273,399 ÷ 275,887 shares)	$11.86

Maximum offering price per share

Class A1 ($11.50 ÷ 95%)	$12.11

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

OPERATIONS For the period ended April 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$437,350
Interest	70,248
Securities lending	29,341
Total investment income	536,939

Expenses

Investment management fees	580,576
Class A distribution and service fees	166,567
Class B distribution and service fees	137,343
Class C distribution and service fees	18,141
Class A, B and C transfer agent fees	336,777
Class I transfer agent fees	751
Printing	26,607
Registration and filing fees	26,009
Custodian fees	18,988
Professional fees	16,749
Accounting and legal services fees	15,368
Miscellaneous	7,394
Trustees’ fees	4,034
Compliance fees	2,819
Securities lending fees	1,151
Interest	789
Total expenses	1,360,063
Less expense reductions	(40,777)
Net expenses	1,319,286
Net investment loss	(782,347)

Realized and unrealized gain

Net realized gain on investments	8,849,421
Change in net unrealized appreciation (depreciation)
of investments	17,164,726
Net realized and unrealized gain	26,014,147
Increase in net assets from operations	$25,231,800

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($2,034,837)	($782,347)
Net realized gain	14,025,629	8,849,421
Change in net unrealized
appreciation (depreciation)	7,653,313	17,164,726
Increase in net assets resulting
from operations	19,644,105	25,231,800
From Fund share transactions	(23,917,624)	(3,945,243)

Net assets

Beginning of period	137,328,343	133,054,824
End of period[2]	$133,054,824	$154,341,381

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment loss of $21,598 and $803,945, respectively.

See notes to financial statements.

15

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$16.03	$7.66	$6.47	$8.43	$8.33	$9.64
Net investment loss[2]	(0.12)	(0.11)	(0.11)	(0.12)	(0.12)	(0.05)
Net realized and unrealized
gain (loss) on investments	(7.48)	(1.08)	2.07	0.02	1.43	1.91
Total from
investment operations	(7.60)	(1.19)	1.96	(0.10)	1.31	1.86
Less distributions
From net realized gain	(0.77)	—	—	—	—	—
Net asset value,
end of period	$7.66	$6.47	$8.43	$8.33	$9.64	$11.50
Total return[3] (%)	(49.87)	(15.54)	30.29	(1.19)[4]	15.73[4]	19.29[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$85	$85	$107	$98	$101	$119
Ratio of expenses
to average net assets (%)	1.63	1.89	1.98	1.75	1.74	1.68[6]
Ratio of gross expenses
to average net assets[7] (%)	—	—	—	1.79	1.79	1.74[6]
Ratio of net investment loss
to average net assets (%)	(1.13)	(1.52)	(1.62)	(1.44)	(1.35)	(0.94)[6]
Portfolio turnover (%)	211	267[8]	183	75	71	38

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$15.08	$7.13	$5.98	$7.74	$7.59	$8.73
Net investment loss[2]	(0.18)	(0.16)	(0.15)	(0.17)	(0.17)	(0.08)
Net realized and unrealized
gain (loss) on investments	(7.00)	(0.99)	1.91	0.02	1.31	1.73
Total from
investment operations	(7.18)	(1.15)	1.76	(0.15)	1.14	1.65
Less distributions
From net realized gain	(0.77)	—	—	—	—	—
Net asset value,
end of period	$7.13	$5.98	$7.74	$7.59	$8.73	$10.38
Total return[3] (%)	(50.24)	(16.13)	29.43	(1.94)[4]	15.02[4]	18.90[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$101	$46	$48	$34	$26	$28
Ratio of expenses
to average net assets (%)	2.33	2.56	2.67	2.45	2.44	2.38[6]
Ratio of gross expenses
to average net assets[7] (%)	—	—	—	2.49	2.49	2.44[6]
Ratio of net investment loss
to average net assets (%)	(1.83)	(2.20)	(2.31)	(2.14)	(2.03)	(1.63)[6]
Portfolio turnover (%)	211	267[8]	183	75	71	38

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$15.07	$7.13	$5.99	$7.74	$7.59	$8.73
Net investment loss[2]	(0.18)	(0.16)	(0.15)	(0.17)	(0.17)	(0.08)
Net realized and unrealized
gain (loss) on investments	(6.99)	(0.98)	1.90	0.02	1.31	1.73
Total from
investment operations	(7.17)	(1.14)	1.75	(0.15)	1.14	1.65
Less distributions
From net realized gain	(0.77)	—	—	—	—	—
Net asset value,
end of period	$7.13	$5.99	$7.74	$7.59	$8.73	$10.38
Total return[3] (%)	(50.21)	(15.99)	29.22	(1.94)[4]	15.02[4]	18.90[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$2	$3	$3	$3	$4
Ratio of expenses
to average net assets (%)	2.33	2.58	2.68	2.45	2.44	2.38[6]
Ratio of gross expenses
to average net assets[7] (%)	—	—	—	2.49	2.49	2.44[6]
Ratio of net investment loss
to average net assets (%)	(1.83)	(2.21)	(2.32)	(2.14)	(2.05)	(1.65)[6]
Portfolio turnover (%)	211	267[8]	183	75	71	38

See notes to financial statements.

18

F I N A N C I A L   H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-02[9]	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$8.16	$6.51	$8.54	$8.50	$9.91
Net investment loss[2]	(0.06)	(0.06)	(0.06)	(0.06)	(0.02)
Net realized and unrealized
gain (loss) on investments	(1.59)	2.09	0.02	1.47	1.97
Total from
investment operations	(1.65)	2.03	(0.04)	1.41	1.95
Net asset value,
end of period	$6.51	$8.54	$8.50	$9.91	$11.86
Total return[3] (%)	(20.22)[5]	31.18	(0.47)	16.59	19.68[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	$3	$3
Ratio of expenses
to average net assets (%)	1.46[6]	1.22	1.02	1.04	1.02[6]
Ratio of net investment loss
to average net assets (%)	(1.00)[6]	(0.85)	(0.71)	(0.65)	(0.28)[6]
Portfolio turnover (%)	267[8]	183	75	71	38

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[2] Based on the average of the shares outstanding.
[3] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[5] Not annualized.
[6] Annualized.
[7] Does not take into consideration expense reductions during the periods shown.
[8] Excludes merger activity.
[9] Class I shares began operations on 3-1-02.

See notes to financial statements.

19

NOTES TO STATEMENTS Unaudited

Note A
Accounting policies

John Hancock Mid Cap Growth Fund (the “Fund”) is a diversified series of John Hancock Investment Trust III (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

20

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $49,858,366 collateralized by cash in the amount of $50,510,730. The cash collateral was invested in a short-term instrument.

Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $78,754,155 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carry-forward expires as follows: October 31, 2008 —$616,263, October 31, 2009 — $53,131,446 and October 31, 2010 —$25,006,446. Availability of a certain amount of the loss carryforward, which was acquired on June 7, 2002 in a merger, may be limited in a given year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income

21

on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $53,646 with regard to sales of Class A shares. Of this amount, $7,364 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $43,885 was paid as sales commissions to unrelated broker-dealers and $2,397 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The

22

Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $22,649 for Class B shares and $187 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $40,777 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $15,368. The Fund also paid the Adviser the amount of $381 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

23

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,409,247	$12,651,836	922,786	$10,113,217
Repurchased	(2,642,146)	(23,854,729)	(1,084,676)	(11,732,993)
Net decrease	(1,232,899)	($11,202,893)	(161,890)	($1,619,776)

Class B shares
Sold	360,358	$2,949,863	292,532	$2,885,467
Repurchased	(1,864,803)	(15,142,628)	(579,085)	(5,692,519)
Net decrease	(1,504,445)	($12,192,765)	(286,553)	($2,807,052)

Class C shares
Sold	71,585	$588,127	72,012	$720,878
Repurchased	(97,294)	(795,276)	(42,085)	(410,602)
Net increase (decrease)	(25,709)	($207,149)	29,927	$310,276

Class I shares
Sold	34,207	$316,376	52,841	$591,464
Repurchased	(69,584)	(631,193)	(36,720)	(420,155)
Net increase (decrease)	(35,377)	($314,817)	16,121	$171,309

Net decrease	(2,798,430)	($23,917,624)	(402,395)	($3,945,243)

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $53,376,615 and $59,682,040, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $170,241,716. Gross unrealized appreciation and depreciation of investments aggregated $37,816,688 and $2,848,096, respectively, resulting in net unrealized appreciation of $34,968,592.

24

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	Sovereign Asset	Wilmer Cutler Pickering
Keith F. Hartstein	Management LLC	Hale and Dorr LLP
President and	101 Huntington Avenue	60 State Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02109-1803
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

25

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund.

390SA 4/06 6/06

JOHN HANCOCK

International Fund

4.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of foreign companies.

Over the last six months

*	Healthy economic and earnings growth worldwide boosted
international markets.

*	Stock selection helped the Fund outperform its benchmark index and peers.

*	The Fund’s growth-oriented strategy detracted from performance as growth stocks trailed international value stocks.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.5%	Sanofi-Aventis SA
2.9%	Sumitomo Mitsui Financial Group, Inc.
2.6%	San Paolo IMI SpA
2.5%	Siemens AG
2.2%	CRH Plc
2.1%	ABB Ltd.
2.1%	Stolt Offshore SA
2.0%	Rogers Communications, Inc.
2.0%	Cameco Corp.
2.0%	Commerzbank AG
As a percentage of net assets on April 30, 2006.

BY HORACIO A. VALEIRAS, CFA, FOR THE NICHOLAS-APPLEGATE CAPITAL MANAGEMENT PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK International Fund

International equity markets posted impressive increases during the six months ended April 30, 2006, driven by healthy economic and earnings growth worldwide. The U.S. dollar weakened against a basket of foreign currencies, further boosting international equity returns when translated into dollar terms.

In Japan, the largest non-U.S. stock market, equity performance was strong and broadly in line with the return of the MSCI All Country World Ex-U.S. Index. Japan’s economic recovery, which began in 2002, continued to gain momentum, evidenced by robust gains in exports, wages, industrial production and consumer con-fidence. Underscoring the country’s economic resurgence, the Bank of Japan announced that it was abandoning “quantitative easing,” the ultra-loose monetary policy adopted in March 2001 to combat deflation.

“International equity markets posted impressive increases during the six months ended April 30, 2006...”

Although modestly trailing Japanese equities, stock markets in developed European countries also produced exceptional gains. Sluggish economies throughout Continental Europe showed signs of stirring, and the European Central Bank began raising short-term interest rates from historically low levels. In the United Kingdom, equities advanced but turned in the worst performance among developed  European countries. Surging oil prices and a downturn in the housing market have taken a toll on the country’s economy, which, in 2005, grew at its slowest pace in thirteen years.Stocks in emerging markets delivered the best returns, fueled by rising commodity prices and a relatively stable monetary, fiscal and political environment. Several of the best-performing markets were those with abundant natural resources, such as Venezuela, Russia and South Africa. Equities in China and India also outperformed, as structural reforms have paved the way for rapid economic growth in these two countries.

Fund performance explained

For the six months ended April 30, 2006, John Hancock International Fund’s Class A, Class B, Class C and Class I shares gained 27.17%, 26.72%, 26.70% and 27.60%, respectively, at net asset value. During the same period, the average foreign large-cap growth fund rose 25.08%, according to Morningstar, Inc.1, and the benchmark MSCI All Country World Ex-U.S. Index advanced 23.58% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund’s holdings in the vast majority of countries and all sectors posted increases, resulting in a strong total return for the six-month period. The Fund also performed well compared to its Morningstar peer group and the MSCI All Country World Ex-U.S. Index. Major sources of strength relative to the index included stock selection in China, Switzerland and Hong Kong and an underweight in the United Kingdom. From a sector perspective, stock selection among telecommunication services, information technology and industrial companies was particularly strong.

“The Fund’s holdings in the vast majority of countries and all sectors posted increases, resulting in a strong total return for the six-month period.”

Growth trails value

The Fund employs a growth-oriented investment approach, while the style-neutral MSCI All Country Ex-U.S. Index includes a mix of growth and value equities. The Fund’s emphasis on growth stocks negatively impacted relative performance because international growth stocks trailed their value counterparts this period. Other areas of relative weakness included stock selection in France and the health care and financials sectors, as well as an overweight in telecommunication services. Telecommunication services was the worst-performing sector in the index amid intense competition among providers.

Top-performing positions included ABB Ltd., a Swiss supplier of power and automation technologies that experienced robust demand; Foxconn International Holdings, a Chinese handset manufacturer that benefited from a positive outlook for the global

Sector
distribution[2]

Financials	18%

Industrials	16%

Consumer
discretionary	15%

Materials	10%

Information
technology	9%

Telecommunication
services	8%

Energy	8%

Health care	7%

Consumer
staples	6%

Utilities	1%

handset market; and Tokyo Electron Ltd., a Japanese provider of semiconductor production equipment that reported stronger-than-expected orders. Decliners included Hokuhoku Financial Group, Inc., a Japanese regional bank that was weak on concerns that a potential change in its capital structure would dilute earnings per share; Alcatel SA, a French communications equipment supplier whose plans to merge with Lucent Technologies made investors anxious; and Générale de Santé, a French health care services provider that fell on expectations that the government would lower hospital rates.

Fund moves

During the period, there were changes in the Fund’s country and sector weightings as a result of our stock-by-stock investment decisions. Assets were shifted from emerging nations in the Asia Pacific region, most notably China, in favor of opportunities identified in developed European countries, such as Italy and Sweden. Changes in sector weightings included a decrease in the Fund’s exposure to telecommunication services and financials and an increase in exposure to industrials and consumer discretionary stocks.

The Fund’s holdings remained well diversified at the end of the period, with broad representation across countries and sectors. Compared to the MSCI All Country World Ex-U.S. Index, the Fund was overweight stocks in developed Asia Pacific countries, including Japan, and underweight companies in developed European markets, particularly the United Kingdom. The Fund was overweight industrials, consumer discretionary and telecommunication services stocks and underweight financials, utilities and energy.

“We are cautiously optimistic in our outlook for international stock markets.”

Outlook

We are cautiously optimistic in our outlook for international stock markets. Global economic growth is expected to slow in response to soaring energy prices and rising interest rates. Geopolitical tensions are high, and there is the potential for an oil shock, resurgent inflation or a downturn in export activity due to a falling U.S. dollar. That said, a number of factors bode well for future equity price gains. Economic expansion in the United States remains robust, and Japan’s recovery is still on track. The pace of growth in Europe is improving, and brisk merger and acquisition activity is lending support to stock prices throughout the region. In emerging markets, economies are healthy, and corporate profit growth continues to be strong.

Regardless of how big-picture events unfold, we remain focused on being early to identify positive fundamental changes taking place within individual companies. By consistently applying our bottom-up stock-selection process in all market environments, we are confident that we will continue to uncover exciting investment opportunities for the Fund.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

A LOOK AT PERFORMANCE For the period ended April 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	1-3-94	1-3-94	6-1-98	3-1-02

Average annual returns with maximum sales charge (POP)
One year	33.21%	34.09%	38.26%	41.22%

Five years	4.53	4.51	4.84	—

Ten years	1.45	1.40	—	—

Since inception	—	—	0.65	13.90

Cumulative total returns with maximum sales charge (POP)
Six months	20.78	21.72	25.70	27.60

One year	33.21	34.09	38.26	41.22

Five years	24.81	24.66	26.64	—

Ten years	15.44	14.95	—	—

Since inception	—	—	5.25	71.95

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI All Country World Ex-U.S. Index.

	Class B1	Class C1	Class I2
Period beginning	4-30-96	6-1-98	3-1-02

International Fund	$11,495	$10,525	$17,195

Index	16,775	15,326	18,159

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Morgan Stanley Capital International (MSCI) All Country World Ex-U.S. Index is an unmanaged index of freely traded stocks of foreign companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs, which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses, including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,271.70	$10.45
Class B	1,267.20	14.40
Class C	1,267.00	14.40
Class I	1,276.00	6.56

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,015.60	$9.27
Class B	1,012.10	12.78
Class C	1,012.10	12.78
Class I	1,019.03	5.82

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.86%, 2.56%, 2.56% and 1.16% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on April 30, 2006 (unaudited)

This schedule is divided into three main categories: common stocks, warrants and short-term investments. The common stocks and warrants are further broken down by country. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.99%		$127,379,531
(Cost $100,295,235)
Australia 1.12%		1,467,335

Goodman Fielder Ltd. (Packaged Foods & Meats) (I)	871,119	1,467,335
Brazil 1.01%		1,319,948

Vivo Participacoes SA, American Depositary Receipt (ADR)
(Wireless Telecommunication Services)	319,600	1,319,948
Canada 6.91%		9,070,472

Cameco Corp. (Coal & Consumable Fuels)	64,500	2,618,451

EnCana Corp. (Oil & Gas Exploration & Production)	25,700	1,281,617

Petrobank Energy & Resources Ltd.
(Oil & Gas Exploration & Production) (I)	43,000	533,399

Rogers Communications, Inc. (Class B)
(Wireless Telecommunication Services)	62,800	2,655,921

Teck Cominco Ltd. (Class B) (Diversified Metals & Mining)	28,800	1,981,084
China 0.75%		990,981

Suntech Power Holdings Co., Ltd., ADR
(Electrical Components & Equipment) (I)	28,900	990,981
Finland 2.06%		2,708,913

M-real Oyj (B Shares) (Paper Products)	142,400	925,571

Nokia Corp., ADR (Communications Equipment)	78,700	1,783,342
France 9.11%		11,965,412

Alcatel SA (Communications Equipment)	79,925	1,150,745

Lafarge SA (Construction Materials)	19,724	2,422,421

Publicis Groupe SA (Advertising)	32,187	1,335,937

Sanofi-Aventis SA (Pharmaceuticals)	49,006	4,614,350

Total SA (Integrated Oil & Gas)	6,191	1,709,430

Veolia Environnment SA (Multi-Utilities)	12,279	732,529

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Germany 6.63%		$8,700,249

Bayer AG (Diversified Chemicals)	26,706	1,227,868

Commerzbank AG (Diversified Banks)	63,304	2,611,515

Henkel KGaA (Household Products)	12,704	1,527,128

Siemens AG (Industrial Conglomerates)	35,217	3,333,738
Greece 1.52%		1,998,316

National Bank of Greece SA (Diversified Banks)	40,305	1,998,316
Hong Kong 2.63%		3,449,872

Hutchison Telecommunications International Ltd.
(Wireless Telecommunication Services) (I)	1,199,000	2,110,793

Melco International Development Ltd. (Industrial Conglomerates)	595,000	1,339,079
Hungary 1.07%		1,408,600

MOL Magyar Olaj-es Gazipari Rt. (Integrated Oil & Gas)	11,855	1,408,600
Ireland 3.11%		4,083,318

Bank of Ireland (Diversified Banks)	67,095	1,257,144

CRH Plc (Construction Materials)	76,968	2,826,174
Italy 5.16%		6,775,783

Autogrill SpA (Restaurants)	84,929	1,381,123

Mediaset SpA (Broadcasting & Cable TV)	156,222	1,973,755

San Paolo IMI SpA (Diversified Banks)	182,388	3,420,905
Japan 24.80%		32,572,694

Aoyama Trading Co., Ltd. (Apparel Retail)	17,200	575,342

Calsonic Kansei Corp. (Auto Parts & Equipment)	136,081	1,134,406

Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	65,400	1,411,655

Fuji Electric Holdings Co., Ltd. (Electrical Components & Equipment)	246,000	1,421,716

Haseko Corp. (Homebuilding) (I)	412,500	1,560,420

Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	25,000	768,389

Hitachi Construction Machinery Co., Ltd.
(Construction & Farm Machinery & Heavy Trucks)	88,200	2,401,944

Hokuhoku Financial Group, Inc. (Regional Banks)	538,000	2,185,919

Japan Tobacco, Inc. (Tobacco)	565	2,265,937

Kajima Corp. (Construction & Engineering)	180,000	1,015,061

Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	84,000	1,831,524

Mitsui & Co., Ltd. (Trading Companies & Distributors)	115,000	1,733,056

Nitori Co., Ltd. (Homefurnishing Retail)	18,360	990,347

Okasan Holdings, Inc. (Investment Banking & Brokerage)	43,000	483,844

Rakuten, Inc. (Internet Retail)	818	658,984

Seven & I Holdings Co., Ltd. (Food Retail)	33,500	1,293,651

Sumitomo Mitsubishi Silicon Corp. (Semiconductors)	25,200	1,502,732

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Japan (continued)

Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	343	$3,754,378

Teijin Ltd. (Commodity Chemicals)	249,000	1,702,881

Tokyo Electron Ltd. (Semiconductor Equipment)	19,200	1,378,634

Toyota Motor Corp. (Automobile Manufacturers)	42,900	2,501,874
Luxembourg 3.47%		4,556,357

Millicom International Cellular SA
(Wireless Telecommunication Services) (I)	37,800	1,859,004

Stolt Offshore SA (Oil & Gas Equipment & Services) (I)	165,800	2,697,353
Netherlands 2.00%		2,625,155

ASML Holding NV (Semiconductor Equipment) (I)	62,960	1,332,368

Royal Numico NV (Packaged Foods & Meats)	28,572	1,292,787
Norway 0.97%		1,275,484

Telenor ASA (Integrated Telecommunication Services)	110,200	1,275,484
South Africa 1.42%		1,866,480

Harmony Gold Mining Co., Ltd., ADR (Gold) (I)	111,100	1,866,480
South Korea 3.30%		4,338,615

Daewoo Shipbuilding & Marine Engineering Co., Ltd.
(Construction & Farm Machinery & Heavy Trucks)	43,770	1,278,481

Kookmin Bank, ADR (Diversified Banks)	15,200	1,353,560

LG Electronics, Inc. (Consumer Electronics)	20,610	1,706,574
Sweden 3.67%		4,825,219

ASSA ABLOY AB (Building Products)	105,800	2,041,282

Modern Times Group MTG AB (B Shares) (Broadcasting & Cable TV) (I)	26,900	1,471,418

Telefonaktiebolaget LM Ericsson (B Shares)
(Communications Equipment)	370,000	1,312,519
Switzerland 9.27%		12,175,194

ABB Ltd. (Heavy Electrical Equipment)	191,143	2,720,186

Adecco SA (Human Resource & Employment Services)	27,414	1,694,984

Compagnie Financiere Richemont AG
(Apparel, Accessories & Luxury Goods)	26,846	1,386,818

Panalpina Welttransport Holding AG (Air Freight & Logistics)	7,804	778,047

Roche Holding AG (Pharmaceuticals)	12,001	1,840,073

Straumann AG (Health Care Equipment)	5,016	1,230,054

UBS AG (Diversified Capital Markets)	21,364	2,525,032
Taiwan 1.21%		1,593,956

United Microelectronics Corp., ADR (Semiconductors)	422,800	1,593,956

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Issuer		Shares	Value
Thailand 0.56%			$730,317

Kasikornbank Public Co. Ltd. (Diversified Banks)		403,500	730,317
United Kingdom 4.67%			6,128,081

Aegis Group Plc (Advertising)		551,492	1,368,302

ARM Holdings Plc (Semiconductors)		739,734	1,828,625

HSBC Holdings Plc (Diversified Banks)		88,566	1,525,304

Travis Perkins Plc (Home Improvement Retail)		49,170	1,405,850
United States 0.57%			752,780

Southern Copper Corp. (Diversified Metals & Mining)		7,600	752,780

Issuer		Shares	Value

Warrants 1.12%			$1,465,870
(Cost $1,408,617)
India 1.12%			1,465,870

Bharti Tele-Ventures Ltd.
(Integrated Telecommunication Services) (B)(I)(R)		162,100	1,465,870

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 1.61%			$2,114,000
(Cost $2,114,000)
Joint Repurchase Agreement 1.61%			2,114,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 4-28-06 due 5-1-06
(secured by U.S. Treasury Inflation Indexed Bond 3.875%
due 4-15-29 and U.S. Treasury Inflation Indexed
Note 2.375% due 4-15-11)	4.710%	$2,114	2,114,000

Total investments 99.72%			$130,959,401

Other assets and liabilities, net 0.28%			$367,483

Total net assets 100.00%			$131,326,884

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(R) Equity-linked warrant.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

ASSETS AND LIABILITIES April 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $103,817,852)	$130,959,401
Cash	350
Foreign cash, at value (cost $7,397)	7,822
Receivable for investments sold	1,984,347
Receivable for shares sold	204,422
Dividends and interest receivable	314,066
Other assets	11,358
Total assets	133,481,766

Liabilities

Payable for investments purchased	1,514,371
Payable for shares repurchased	410,576
Payable to affiliates
Management fees	92,613
Distribution and service fees	8,511
Other	70,151
Other payables and accrued expenses	58,660
Total liabilities	2,154,882

Net assets

Capital paid-in	159,678,820
Accumulated net realized loss on investments
and foreign currency transactions	(55,046,143)
Net unrealized appreciation of investments
and translation of assets and liabilities in foreign currencies	27,145,060
Accumulated net investment loss	(450,853)
Net assets	$131,326,884

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($95,213,862 ÷ 10,419,444 shares)	$9.14
Class B ($28,226,784 ÷ 3,395,058 shares)	$8.31
Class C ($5,552,331 ÷ 667,454 shares)	$8.32
Class I ($2,333,907 ÷ 245,903 shares)	$9.49

Maximum offering price per share

Class A1 ($9.14 ÷ 95%)	$9.62

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

OPERATIONS For the period ended April 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $64,633)	$693,011
Interest	60,027
Total investment income	753,038

Expenses

Investment management fees	518,439
Class A distribution and service fees	126,510
Class B distribution and service fees	130,691
Class C distribution and service fees	24,378
Class A, B and C transfer agent fees	252,550
Class I transfer agent fees	465
Custodian fees	44,379
Registration and filing fees	27,655
Professional fees	18,669
Printing	15,424
Miscellaneous	14,209
Accounting and legal services fees	13,513
Trustees’ fees	2,260
Compliance fees	1,585
Interest	329
Total expenses	1,191,056
Net investment loss	(438,018)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	12,931,819
Foreign currency transactions	(233,904)
Change in net unrealized appreciation (depreciation) of
Investments	15,317,088
Translation of assets and liabilities in foreign currencies	3,843
Net realized and unrealized gain	28,018,846
Increase in net assets from operations	$27,580,828

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($442,075)	($438,018)
Net realized gain	14,558,323	12,697,915
Change in net unrealized
appreciation (depreciation)	2,830,230	15,320,931
Increase in net assets
resulting from operations	16,946,478	27,580,828
Distributions to shareholders
From net realized gain
Class A	(1,112,572)	(7,182,339)
Class B	(483,477)	(2,506,385)
Class C	(70,732)	(445,786)
Class I	(22,383)	(134,042)
	(1,689,164)	(10,268,552)
From Fund share transactions	(7,706,210)	12,012,402

Net assets

Beginning of period	94,451,102	102,002,206
End of period[2]	$102,002,206	$131,326,884

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment loss of $12,835 and $450,853, respectively.

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$9.45	$6.18	$5.10	$6.21	$6.78	$7.94
Net investment loss[2]	(0.05)	(0.04)	(0.04)	(0.02)	(0.02)	(0.02)
Net realized and unrealized
gain (loss) on investments	(3.22)	(1.04)	1.15	0.59	1.30	2.00
Total from
investment operations	(3.27)	(1.08)	1.11	0.57	1.28	1.98
Less distributions
From net realized gain	—	—	—	—	(0.12)	(0.78)
Net asset value, end of period	$6.18	$5.10	$6.21	$6.78	$7.94	$9.14
Total return[3] (%)	(34.60)[4]	(17.48)[4]	21.76[4]	9.18[4]	19.14[4]	27.17[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$6	$62	$64	$73	$95
Ratio of expenses
to average net assets (%)	2.23	2.38	2.45	2.04	2.08	1.86[6]
Ratio of gross expenses
to average net assets[7] (%)	3.83	4.43	3.00	2.07	2.12	—
Ratio of net investment loss
to average net assets (%)	(0.65)	(0.68)	(0.63)	(0.27)	(0.24)	(0.57)[6]
Portfolio turnover (%)	278	228[8]	216[8]	201	176	66

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$9.04	$5.86	$4.81	$5.81	$6.30	$7.31
Net investment loss[2]	(0.10)	(0.08)	(0.07)	(0.06)	(0.07)	(0.05)
Net realized and unrealized
gain (loss) on investments	(3.08)	(0.97)	1.07	0.55	1.20	1.83
Total from
investment operations	(3.18)	(1.05)	1.00	0.49	1.13	1.78
Less distributions
From net realized gain	—	—	—	—	(0.12)	(0.78)
Net asset value, end of period	$5.86	$4.81	$5.81	$6.30	$7.31	$8.31
Total return[3] (%)	(35.18)[4]	(17.92)[4]	20.79[4]	8.43[4]	18.20[4]	26.72[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$5	$30	$26	$24	$28
Ratio of expenses
to average net assets (%)	2.93	3.08	3.15	2.74	2.78	2.56[6]
Ratio of gross expenses
to average net assets[7] (%)	4.53	5.13	3.70	2.77	2.82	—
Ratio of net investment loss
to average net assets (%)	(1.34)	(1.38)	(1.28)	(0.98)	(0.97)	(1.29)[6]
Portfolio turnover (%)	278	228[8]	216[8]	201	176	66

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$9.05	$5.87	$4.81	$5.81	$6.30	$7.32
Net investment loss[2]	(0.10)	(0.08)	(0.06)	(0.06)	(0.07)	(0.05)
Net realized and unrealized
gain (loss) on investments	(3.08)	(0.98)	1.06	0.55	1.21	1.83
Total from
investment operations	(3.18)	(1.06)	1.00	0.49	1.14	1.78
Less distributions
From net realized gain	—	—	—	—	(0.12)	(0.78)
Net asset value, end of period	$5.87	$4.81	$5.81	$6.30	$7.32	$8.32
Total return[3] (%)	(35.14)[4]	(18.06)[4]	20.79[4]	8.43[4]	18.36[4]	26.70[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1	$3	$4	$4	$6
Ratio of expenses
to average net assets (%)	2.93	3.08	3.15	2.73	2.78	2.56[6]
Ratio of gross expenses
to average net assets[7] (%)	4.53	5.13	3.70	2.76	2.82	—
Ratio of net investment loss
to average net assets (%)	(1.35)	(1.38)	(1.11)	(0.96)	(1.00)	(1.27)[6]
Portfolio turnover (%)	278	228[8]	216[8]	201	176	66

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-02[9]	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$6.18	$5.12	$6.30	$6.94	$8.19
Net investment income (loss)[2]	(0.01)	0.03	0.04	0.04	0.01
Net realized and unrealized gain (loss)
on investments	(1.05)	1.15	0.60	1.33	2.07
Total from
investment operations	(1.06)	1.18	0.64	1.37	2.08
Less distributions
From net realized gain	—	—	—	(0.12)	(0.78)
Net asset value, end of period	$5.12	$6.30	$6.94	$8.19	$9.49
Total return[3] (%)	(17.15)[4,5]	23.05[4]	10.16	20.00[4]	27.60[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1	$1	$1	$2
Ratio of expenses
to average net assets (%)	2.04[6]	1.60	1.17	1.32	1.16[6]
Ratio of gross expenses
to average net assets[7] (%)	4.09[6]	2.15	—	1.33	—
Ratio of net investment income (loss)
to average net assets (%)	(0.34)[6]	0.58	0.60	0.51	0.19[6]
Portfolio turnover (%)	228[8]	216[8]	201	176	66

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[2] Based on the average of the shares outstanding.
[3] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[5] Not annualized.
[6] Annualized.
[7] Does not take into consideration expense reductions during the periods shown.
[8] Excludes merger activity.
[9] Class I shares began operations on 3-1-02.

See notes to financial statements.

NOTES TO STATEMENTS Unaudited

Note A
Accounting policies

John Hancock International Fund (the “Fund”) is a diversified series of John Hancock Investment Trust III (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Equity-linked warrants

The Fund may buy and sell equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases the shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. Equity-linked warrants are subject to risks related to the counterparty’s ability to perform under the contract, and to the market risk of the underlying holding. The Fund may also suffer losses if it is unable to sell outstanding equity-linked warrants or reduce its exposure through offsetting transactions.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of coun-terparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $67,715,810 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carry-forward expires as follows: October 31, 2006 — $846,665, October 31, 2007 — $362,323, October 31, 2008 — $48,654,862, October 31, 2009 —$13,925,126 and October 31, 2010 — $3,926,834. Availability of a certain amount of the carryforwards, which were acquired in a merger on June 7, 2002, May 9, 2003 and on September 26, 2003, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: long-term capital gain: $1,689,164. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with affiliates
and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.80% of the next $200,000,000, (c) 0.75% of the next $200,000,000 and (d) 0.625% of the Fund’s average daily net asset value in excess of $500,000,000. The Adviser has a sub-advisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 1.27% of the Fund’s average daily net asset value, on an annual basis, and net operating expenses for Class A, Class B and Class C shares to 2.35%, 3.05% and 3.05%, respectively, at least until February 28, 2007. There were no expense reductions related to the Fund’s total expense limitation for the period ended April 30, 2006. The Adviser reserves the right to terminate these limitations in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $82,921 with regard to sales of Class A shares. Of this amount, $13,067 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $67,818 was paid as sales commissions to unrelated broker-dealers and $2,036 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $31,756 for Class B shares and $389 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to limit Class A, Class B and Class C shares transfer agent fee to 0.78% of each class’s average daily net asset value, at least until February 28, 2007. There were no transfer agent fee reductions under this limitation during the period ended April 30, 2006. Signature Services also agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares, if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $13,513. The Fund also paid the adviser the amount of $381 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,907,087	$14,310,047	1,415,969	$11,952,391
Distributions reinvested	153,373	1,067,479	928,761	6,909,982
Repurchased	(2,248,267)	(16,706,148)	(1,133,884)	(9,465,152)
Net increase (decrease)	(187,807)	($1,328,622)	1,210,846	$9,397,221

Class B shares
Sold	735,091	$5,111,257	567,454	$4,375,664
Distributions reinvested	71,179	459,815	353,037	2,397,118
Repurchased	(1,661,206)	(11,394,043)	(745,279)	(5,719,950)
Net increase (decrease)	(854,936)	($5,822,971)	175,212	$1,052,832

Class C shares
Sold	216,694	$1,484,170	147,112	$1,131,154
Distributions reinvested	10,744	69,404	64,902	440,684
Repurchased	(291,680)	(1,993,970)	(84,905)	(658,009)
Net increase (decrease)	(64,243)	($440,396)	127,109	$913,829

Class I shares
Sold	51,705	$398,210	91,478	$807,529
Distributions reinvested	3,135	22,383	17,408	134,042
Repurchased	(71,242)	(534,814)	(32,324)	(293,051)
Net increase (decrease)	(16,402)	($114,221)	76,562	$648,520

Net increase (decrease)	(1,123,388)	($7,706,210)	1,589,729	$12,012,402

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $76,859,508 and $77,053,652, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $103,833,966. Gross unrealized appreciation and depreciation of investments aggregated $27,912,106 and $786,671, respectively, resulting in net unrealized appreciation of $27,125,435. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY Now available from John Hancock Funds

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How does electronic delivery benefit you?

*	No more waiting for the mail to arrive; you’ll receive an
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Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	Nicholas-Applegate Capital	Wilmer Cutler Pickering
Keith F. Hartstein	Management, LLC	Hale and Dorr LLP
President and	600 West Broadway	60 State Street
Chief Executive Officer	San Diego, CA 92101	Boston, MA 02109-1803
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Fund.

400SA 4/06 6/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust lll

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: June 27, 2006